Capital (Tables)	12 Months Ended
Dec. 31, 2022
Asset management business
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	2022 $m	2021 $m
Balance at 1 Jan	522	453
Gains during the year	187	266
Movement in capital requirement	15	3
Capital injection	3	6
Distributions made to the parent company	(214)	(201)
Exchange and other movements	(47)	(5)
Balance at 31 Dec	466	522